Other balance sheet items - Schedule of Trade and Other Payables (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Trade payables	$ 16,040	$ 21,229
Advance deposits	36,870	41,621
Withholding and other taxes payable	36,678	27,432
Accrued professional services	14,248	19,566
Interest payable	6,578	16,151
Payroll and related accruals	8,755	12,963
Other payables	9,045	6,080
Total trade and other payables	$ 128,214	$ 145,042